Operations in hydrocarbon consortiums (Tables)	12 Months Ended
Dec. 31, 2019
Summary Of Joint Operations And Consortia For The Exploration And Production Of Oil And Gas [Line Items]
Summary of joint operations and consortia for the exploration and production of oil and gas
As of December 31, 2019, and 2018 the Company through its subsidiaries is the owner and is part of the joint operations and consortia for the exploration and production of oil and gas as indicated below:

Name	Location	Working interest		Operator	Duration Up To
		Direct	Indirect
Argentina
25 de Mayo - Medanito S.E.	Río Negro	—	100%	Vista Argentina	2026
Jagüel de los Machos	Río Negro	—	100%	Vista Argentina	2025
Bajada del Palo Este	Neuquén	—	100%	Vista Argentina	2053
Bajada del Palo Oeste	Neuquén	—	100%	Vista Argentina	2053
Entre Lomas	Río Negro	—	100%	Vista Argentina	2026
Entre Lomas	Neuquén	—	100%	Vista Argentina	2026
Agua Amarga - “Charco del Palenque”	Río Negro	—	100%	Vista Argentina	2034
Agua Amarga - “Jarilla Quemada”	Río Negro	—	100%	Vista Argentina	2040
Coirón Amargo Sur Oeste	Neuquén	—	10%	O&G Development Ltd. S.A.	2053
Coirón Amargo Norte	Neuquén	—	55%	Vista Argentina	2036
Acambuco - “San Pedrito”	Salta	—	1.5%	Pan American Energy	2036
Acambuco - “Macueca”	Salta	—	1.5%	Pan American Energy	2040
Sur Río Deseado Este	Santa Cruz	—	16.9%	Alianza Petrolera Argentina S.A.	2021
Águila Mora	Neuquén	—	90%	Vista Argentina	2054
México
Bloque CS-01	Tabasco	—	50%	Jaguar	2047
Bloque A-10	Tabasco	—	50%	Jaguar	2047
Bloque TM-01	Tabasco	—	50%	Jaguar	2047

Summary of financial information of joint operation

	Successor December 31, 2019	Successor December 31, 2018	Predecessor December 31, 2017
Assets
Non-current assets	8,221	14,950	257,009
Current assets	3,026	1,488	12,626
Liabilities
Non-current liabilities	918	483	8,151
Current liabilities	3,374	3,307	28,757

	Successor for the year ended December 31, 2019	Successor for the period from April 4, 2018 through December 31, 2018	Predecessor for the period from January 1, 2018 through April 3, 2018	Predecessor for the year ended December 31, 2017
Cost of sales	(9,103)	(12,120)	(40,846)	(195,200)
Selling expenses	(106)	(46)	(5,304)	(23,439)
General and administrative expenses	(1,488)	(230)	(1,494)	(6,949)
Exploration expenses	(667)	(2)	(134)	(1,049)
Other operating income and expenses, net	(74)	(390)	51	5,943
Financial results, net	(961)	988	1,706	2,078

Total costs and expenses for the period/year	(12,399)	(11,800)	(46,021)	(218,616)

PELSA [member]
Summary Of Joint Operations And Consortia For The Exploration And Production Of Oil And Gas [Line Items]
Summary of joint operations and consortia for the exploration and production of oil and gas
As of December 31, 2017, PELSA is part of the joint operations and consortia for the exploration and production of oil and gas as indicated below:

Name	Location	Working interest		Operator	Duration Up To
		Direct	Indirect
Argentina
Bajada del Palo	Neuquén	73.15%	—	PELSA	2025
Entre Lomas	Río Negro and Neuquén	73.15%	—	PELSA	2026
Agua Amarga	Río Negro	73.15%	—	PELSA	2034/2040